Document and Entity Information	Oct. 12, 2023
Details
Registrant CIK	0001844793
Registrant Name	YO-HEALTH, INC.
SEC Form	8-K
Period End date	Oct. 12, 2023
Tax Identification Number (TIN)	85-3135038
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-222631
Entity Address, Address Line One	7551 Shelby Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46227
City Area Code	614
Local Phone Number	327-7630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false